RELATED PARTY TRANSACTIONS - Lease balances and transactions (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
RELATED PARTY TRANSACTIONS
Operating Lease, Lease Income, Statement of Income or Comprehensive Income [Extensible Enumeration]	Revenue from Contract with Customer, Excluding Assessed Tax	Revenue from Contract with Customer, Excluding Assessed Tax
Operating lease, Total	¥ 6,002,500	¥ 1,523,000	¥ 635,600
Yuanjing Mingde
RELATED PARTY TRANSACTIONS
Total operating lease cost	12,133	18,092	18,358
Operating lease liabilities, current	4,509	4,284
Operating lease liabilities, non-current	70,940	75,449
Yuanjing Mingde | Store leases
RELATED PARTY TRANSACTIONS
Total operating lease assets	69,391	77,625
Ziroom
RELATED PARTY TRANSACTIONS
Total operating lease cost	72	175	100
Operating lease liabilities, current		26
Ziroom | Administrative office leases
RELATED PARTY TRANSACTIONS
Total operating lease assets		72
Brokerage firms
RELATED PARTY TRANSACTIONS
Total operating lease cost	35	0	49
Operating lease liabilities, current	41
Operating lease liabilities, non-current	7
Brokerage firms | Administrative office leases
RELATED PARTY TRANSACTIONS
Total operating lease assets	48
Related party
RELATED PARTY TRANSACTIONS
Total operating lease cost	12,240	18,267	18,507
Operating lease, Total	3,046	2,219	0
Total operating lease assets	69,439	77,697
Total operating lease liabilities	75,497	79,759
Suofeiya Shengdu
RELATED PARTY TRANSACTIONS
Operating lease, Total	¥ 3,046	¥ 2,219	¥ 0